DISAGGREGATED REVENUES BY CUSTOMER TYPE (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 1,289	$ 489	$ 2,766	$ 828	$ 2,855	$ 887
Food Service Credits Promotions [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax			$ 321